Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Ordinary Share

Basic and diluted net loss per ordinary share are calculated as follows (in thousands, other than share and per share data):

	Year Ended December 31,
	2019	2018	2017
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$(71,728)	$(96,712)	$(82,910)
Denominator:
Weighted-average ordinary shares used in net loss per share attributable to ordinary shareholders—basic and diluted	375,669,759	68,476,149	68,472,262
Net loss per share attributable to ordinary shareholders—basic and diluted	$(0.19)	$(1.41)	$(1.21)

Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share

The following ordinary share equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, as their effect is anti-dilutive:

	Year Ended December 31,
	2019	2018	2017
Series A preferred shares	—	91,600,398	91,600,398
Series A preferred shares warrants	—	216,667	162,500
Ordinary share warrants	500,000	—	231,989
Convertible notes payable and accrued interest from MVIL	—	—	22,640,052
Outstanding share options	36,126,371	15,871,228	14,789,031
Total	36,626,371	107,688,293	129,423,970